American Century Growth Funds, Inc. Statement of Additional Information Supplement
Supplement dated July 7, 2016 ■ Statement of Additional Information dated December 1, 2015 (as revised June 21, 2016)

The Legacy Multi Cap Fund is renamed the Adaptive All Cap Fund effective as of September 7, 2016. All references to Legacy Multi Cap Fund are hereby replaced with Adaptive All Cap Fund.

©2016 American Century Proprietary Holdings, Inc. All rights reserved.
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